Operating Lease	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
OPERATING LEASE

10. OPERATING LEASE

In November 2022, the Company leased Land Use Rights in Vietnam under non-cancelable operating leases, with lease term of 45 years. The land is free of charge for the first five years and will be charged of rental fee of approximately $32,300 per annum. The Company constructed plants for manufacturing cells on the Land Use Rights. For the year ended December 31, 2023, the Company entered into certain staff dormitory lease agreements with third party lessors, all with a lease term of 3 years. For the year ended December 31, 2024, the Company terminated all long-term staff dormitory lease agreements with third party lessors. For the year ended December 31, 2024, the Company entered into operating lease agreements for land, plant and offices in the USA (Note 4) and Ethiopia, with lease term ranging between 120 months and 125 months. In April 2025, the Company issued a letter of credit of $5.0 million, as security deposit, to landlord of a solar module plant in Texas. The letter of credit was collateralized with bank deposits of $5.0 million. For the year ended December 31, 2025, the Company entered into operating lease agreements for plant and offices in Ethiopia, with lease term ranging between 24 months and 120 months.

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2025	December 31, 2024
Right of use assets	$34,354,338	$36,627,800

Operating lease liabilities, current	2,867,727	2,118,900
Operating lease liabilities, noncurrent	34,474,040	34,327,142
Total operating lease liabilities	$37,341,767	$36,446,042

Other information about the Company’s leases is as follows:

	For the Year Ended December 31,
	2025	2024	2023
Operating cash flows used in operating leases	$3,206,712	$761,288	$173,267
Weighted average remaining lease term (years)	8.9	10.5	32.4
Weighted average discount rate	6%	7%	10%

For the year ended December 31, 2025, operating lease expenses were $5,164,404, among which $145,911 was incurred for short-term lease. For the year ended December 31, 2024, operating lease expenses were $838,022, among which $271,485 was incurred for short-term lease. For the year ended December 31, 2023, operating lease expenses were $357,300, among which $216,177 was incurred for short-term lease. The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2025:

December 31, 2025
For the year ending December 31, 2026	$4,992,890
For the year ending December 31, 2027	5,140,919
For the year ending December 31, 2028	5,290,201
For the year ending December 31, 2029	5,501,715
For the year ending December 31, 2030	5,658,868
Thereafter	23,001,193
Total lease payments	49,585,786
Less: Imputed interest	12,244,019
Present value of operating lease liabilities	$37,341,767